Borrowings and Debt Securities : Short-term borrowings (Details) ₱ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PHP (₱)
Disclosure of detailed information about Short-term borrowings [Line Items]
Short-term borrowings	₩ 1,098,555	₩ 860,602
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		KTB Investment and securities and others
Borrowings interest rate		2.05~2.51
Borrowings, maturity		2019.01.04~ 2019.02.20
Short-term borrowings		₩ 674,000
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	DB financial investment and others
Borrowings interest rate	2.00~2.20
Borrowings, maturity	2020.01.13~ 2020.02.05
Short-term borrowings	₩ 280,000
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		SCNT and others
Borrowings interest rate		4.60~6.50
Borrowings, maturity		2019.12.03
Short-term borrowings		₩ 10,013			$ 8,955
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	BDO Unibank	BDO Unibank
Borrowings interest rate	3.92	6.59
Borrowings, maturity	2020.12.20	2020.12.17 (*) The contractual maturity is 2020 but is classified as short-term borrowing due to intention of early payment in 3 months after borrowing.
Short-term borrowings	₩ 5,130	₩ 9,581		₱ 225,000		₱ 450,000
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	LG-CNS
Borrowings interest rate	4.6
Borrowings, maturity	2020.06.30
Short-term borrowings	₩ 27,439		$ 23,699
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Mizuho Bank
Borrowings interest rate	4.6
Borrowings, maturity	2020.06.30
Short-term borrowings	₩ 12,767		$ 11,027
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		Nonghyup Bank
Borrowings interest rate		2.59~3.09
Borrowings, maturity		2019.01.10~ 2019.12.31
Short-term borrowings		₩ 142,773
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		Woori Bank
Borrowings interest rate		Standard overdraft rate+1.09
Borrowings, maturity		2019.02.26
Short-term borrowings		₩ 24,235
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Korea development Bank and others
Borrowings interest rate	1.98~2.75
Borrowings, maturity	2020.01.01 ~2020.04.16
Short-term borrowings	₩ 373,219
Electronic short-term bonds
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Mirae asset daewoo and others
Borrowings interest rate	1.72~2.20
Borrowings, maturity	2020.01.10 ~2020.02.05
Short-term borrowings	₩ 400,000